Revenues (Tables)	6 Months Ended
Sep. 30, 2014
Revenues.
Schedule of revenues

	Three months ended September 30, 2014	Six months ended September 30, 2014	July 1, 2013 (inception) to September 30, 2013
Voyage charter revenues	$13,738,052	$21,927,340	$2,663,920
Time charter revenues	6,373,220	13,747,585	3,391,762
Other revenues	246,939	537,126	—
Total	$20,358,211	$36,212,051	$6,055,682